UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    March 31, 2000

Check here if Amendment  [    ] ;  Amendment Number:
       This Amendment  (Check only one.):     [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Forum Investment Advisors, LLC
Address:              Two Portland Square
                      Portland, Maine 04101


Form 13F File Number:          28-05247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Nanette K. Chern
Title:                Chief Compliance Officer
Phone:                (207) 879 - 1900

Signature, Place, and Date of Signing:

/s/ Nanette K. Chern               Portland, ME                  May 4, 2000


Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                       2

Form 13F Information Table Entry Total                  139

Form 13F Information Table Value Total       $        93,329
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.        Form 13F File Number          Name

 1          28-03192                      Davis Hamilton Jackson & Assoc. L.P

 2          28-03586                      PPM America, Inc.


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                                                   Form 13F
                              Reporting Manager: Forum Investment Advisors, LLC.
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
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              Item 1          Item 2      Item 3       Item 4    Item 5            Item 6         Item 7           Item 8
          Name of Issuer      Title        Cusip     Mkt. Value  Shares    Investment Discretion   Mgrs.       Voting Authority
                                of        Number       x $1,000           Sole   Shared   Other            Sole      Shared    None
                              Class                                       (A)     (B)      (C)              (A)       (B)      (C)
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AFLAC Incorporated          Common     001055102          328      7,200                    X       1                   7,200
AT&T Corporation            Common     001957109          844     15,000           X                        15,000
AT&T Corporation            Common     001957109          641     11,400                    X       1                  11,400
Abbott Laboratories         Common     002824100          563     16,000           X                        16,000
Adobe Systems Inc           Common     00724F101          646      5,800                    X       1                   5,800
Air Products & Chemicals    Common     009158106          455     16,000           X                        16,000
Allergan Inc.               Common     018490102          365      7,300                    X       1                   7,300
American General Corp       Common     026351106          589     10,500                    X       2                  10,500
American Home Products      Common     026609107          751     14,000           X                        14,000
American Int'l Group        Common     026874107        1,095     10,000           X                        10,000
American Power Conversion   Common     029066107          759     17,700                    X       2                  17,700
American Power Conversion   Common     029066107          990     23,100                    X       1                  23,100
Anheuser-Busch Cos.         Common     035229103          448      7,200                    X       1                   7,200
Apache Corporation          Common     037411105          716     14,400                    X       1                  14,400
Automatic Data Processing   Common     053015103          386      8,000           X                         8,000
BJ Services Company         Common     055482103          665      9,000                    X       1                   9,000
Bank of America Corp        Common     060505104          479      9,136           X                         9,136
Bank of America Corp        Common     060505104          195      3,723                    X       1                   3,723
Baxter International Inc.   Common     071813109        1,216     19,400                    X       2                  19,400
Bell Atlantic Corporation   Common     077853109          306      5,000                    X       2                   5,000
Berkshire Hathaway - B      Common     084670207          286        157           X                           157
Best Buy Company Inc        Common     086516101          679      7,900                    X       1                   7,900
Bowater Inc.                Common     102183100          539     10,100                    X       2                  10,100
Broadwing Inc               Common     111620100          402     10,800                    X       1                  10,800
Brunswick Corporation       Common     117043109          189     10,000                    X       2                  10,000
Burlington Resources, Inc   Common     122014103          981     26,500                    X       2                  26,500
CSX Corporation             Common     126408103          118      5,000                    X       2                   5,000
Cardinal Health, Inc.       Common     14149Y108          807     17,600                    X       2                  17,600
CenturyTel Inc              Common     156700106          186      5,000                    X       2                   5,000
Chase Manhattan Corp        Common     16161A108        1,151     13,200                    X       2                  13,200
Chevron Corporation         Common     166751107          333      3,600                    X       2                   3,600
Cisco Systems Inc           Common     17275R102        1,747     22,600                    X       1                  22,600
Citigroup Inc               Common     172967101          730     12,300                    X       2                  12,300
Citigroup Inc               Common     172967101          863     14,550                    X       1                  14,550
Clear Channel Communicat.   Common     184502102          407      5,900                    X       1                   5,900
Columbia HCA Healthcare     Common     197677107          552     21,800                    X       2                  21,800
Computer Sciences Corp      Common     205363104          475      6,000           X                         6,000
Comverse Technology Inc     Common     205862402          851      4,500                    X       1                   4,500
Conoco Inc                  Common     208251306          293     11,900                    X       1                  11,900
Conoco Inc - Class B        Common     208251405          220      8,596           X                         8,596
Delphi Automotive Systems   Common     247126105          814     50,900                    X       2                  50,900
Walt Disney Company         Common     254687106          621     15,000           X                        15,000
Walt Disney Company         Common     254687106          654     15,800                    X       1                  15,800
RR Donnelley & Sons         Common     257867101          590     28,200                    X       2                  28,200
Du Pont (E.I.) de Nemours   Common     263534109          216      4,086           X                         4,086
Duke Energy Corp            Common     264399106        1,013     19,300                    X       2                  19,300
EMC Corporation             Common     268648102        1,150      9,200                    X       1                   9,200
El Paso Energy Corp         Common     283905107        1,300     32,200                    X       2                  32,200
Electronic Data Systems     Common     285661104          770     12,000                    X       2                  12,000
Enron Corp                  Common     293561106        1,423     19,000                    X       1                  19,000
Exxon Mobil Corp            Common     30231G102          934     12,000           X                        12,000
Exxon Mobil Corp            Common     30231G102          436      5,600                    X       2                   5,600
Exxon Mobil Corp            Common     30231G102          926     11,900                    X       1                  11,900
FMC Corporation             Common     302491303          864     15,300                    X       2                  15,300
FNMA                        Common     313586109          564     10,000           X                        10,000
FNMA                        Common     313586109          468      8,300                    X       1                   8,300
Federated Dept. Stores      Common     31410H101          981     23,500                    X       2                  23,500
First Data Corp             Common     319963104          589     13,300                    X       2                  13,300
First Data Corp             Common     319963104          447     10,100                    X       1                  10,100
First Union Corporation     Common     337358105          946     25,400                    X       2                  25,400
Fiserv, Inc.                Common     337738108          837     22,500           X                        22,500
Forest Laboratories Inc.    Common     345838106          524      6,200                    X       1                   6,200
Fort James Corporation      Common     347471104          176      8,000                    X       2                   8,000
Fortune Brands Inc          Common     349631101          200      8,000                    X       2                   8,000
GTE Corporation             Common     362320103        1,413     19,900                    X       2                  19,900
Gannett Company, Inc.       Common     364730101          823     11,700                    X       2                  11,700
General Electric Company    Common     369604103        1,552     10,000           X                        10,000
General Electric Company    Common     369604103        1,847     11,900                    X       1                  11,900
General Motors Corp.        Common     370442105          497      6,000                    X       2                   6,000
Hewlett-Packard Company     Common     428236103          756      5,700                    X       1                   5,700
Home Depot Inc              Common     437076102          626      9,700                    X       1                   9,700
Household International     Common     441815107          862     23,100                    X       2                  23,100
Ingersoll-Rand Company      Common     456866102          854     19,300                    X       2                  19,300
Intel Corp                  Common     458140100        1,214      9,200                    X       2                   9,200
Intel Corp                  Common     458140100        1,016      7,700                    X       1                   7,700
IBM Corp                    Common     459200101          885      7,500           X                         7,500
Intimate Brands Inc         Common     461156101          355      8,670                    X       1                   8,670
Johnson & Johnson           Common     478160104          561      8,000           X                         8,000
Johnson & Johnson           Common     478160104          631      9,000                    X       1                   9,000
K mart Corporation          Common     482584109          194     20,000                    X       2                  20,000
Estee Lauder Companies      Common     518439104          621     12,400                    X       1                  12,400
Lexmark International       Common     529771107          539      5,100                    X       1                   5,100
Linear Technology Corp      Common     535678106          561     10,200                    X       1                  10,200
Liz Claiborne, Inc.         Common     539320101          229      5,000                    X       2                   5,000
Lockheed Martin Corp        Common     539830109          204     10,000                    X       2                  10,000
MBIA Inc.                   Common     55262C100          776     14,900                    X       2                  14,900
MGIC Investment Corp.       Common     552848103          410      9,400                    X       2                   9,400
Marsh & McLennan Cos. Inc   Common     571748102        1,037      9,400                    X       1                   9,400
McDonald's Corporation      Common     580135101          387     10,300                    X       1                  10,300
Merck & Company Inc         Common     589331107          857     13,800           X                        13,800
Merck & Company Inc         Common     589331107          516      8,300                    X       1                   8,300
Mercury Interactive Corp    Common     589405109          151      1,900                    X       1                   1,900
Merrill Lynch & Co., Inc.   Common     590188108        1,050     10,000           X                        10,000
Microsoft Corporation       Common     594918104        1,498     14,100                    X       1                  14,100
Minnesota Mining & Mfg      Common     604059105          328      3,700                    X       1                   3,700
Molex Inc.                  Common     608554101          494      8,400                    X       1                   8,400
Morgan St Dean Witter       Common     617446448        1,068     13,100                    X       1                  13,100
Motorola, Inc.              Common     620076109          783      5,500                    X       1                   5,500
Nortel Networks Corp        Common     656569100          441      3,500                    X       1                   3,500
Nucor Corporation           Common     670346105          900     18,000                    X       2                  18,000
Occidental Petroleum Corp   Common     674599105          208     10,000                    X       2                  10,000
Omnicom Group Inc           Common     681919106          682      7,300                    X       1                   7,300
Oracle Corporation          Common     68389X105        1,561     20,000           X                        20,000
Oracle Corporation          Common     68389X105          820     10,500                    X       1                  10,500
PPG Industries Inc.         Common     693506107          262      5,000                    X       2                   5,000
Pall Corp.                  Common     696429307          765     34,100                    X       2                  34,100
Paychex, Inc.               Common     704326107          723     13,800                    X       1                  13,800
PepsiCo                     Common     713448108          380     11,000           X                        11,000
Perkin-Elmer Corporation    Common     714046109          592      8,900                    X       1                   8,900
Phone.com Inc               Common     71920Q100          179      1,100                    X       1                   1,100
Procter & Gamble Co.        Common     742718109          473      8,400                    X       1                   8,400
Providian Financial Corp    Common     74406A102          381      4,400                    X       1                   4,400
Robert Half International   Common     770323103          474     10,000                    X       1                  10,000
SBC Communications, Inc.    Common     78387G103          428     10,200           X                        10,200
SBC Communications, Inc.    Common     78387G103          752     17,900                    X       1                  17,900
Schlumberger Ltd.           Common     806857108          689      9,000           X                         9,000
Sears, Roebuck & Co.        Common     812387108          154      5,000                    X       2                   5,000
Siebel Systems Inc          Common     826170102          514      4,300                    X       1                   4,300
Solectron Corp              Common     834182107          361      9,000                    X       1                   9,000
Southern Company, The       Common     842587107          968     44,500                    X       2                  44,500
SouthTrust Corp             Common     844730101          702     27,600                    X       2                  27,600
Sprint Corp (PCS Group)     Common     852061506          457      7,000                    X       1                   7,000
Symbol Technologies         Common     871508107        1,229     14,925                    X       1                  14,925
Texas Instruments, Inc.     Common     882508104        1,072      6,700                    X       1                   6,700
Tyco International Ltd.     Common     902124106          998     20,000                    X       2                  20,000
United Technologies Corp.   Common     913017109          758     12,000           X                        12,000
V F Corporation             Common     918204108          241     10,000                    X       2                  10,000
Viacom, Inc., Class B       Common     925524308          749     14,200                    X       1                  14,200
Vitesse Semiconductor       Common     928497106          635      6,600                    X       1                   6,600
Vodafone Airtouch plc ADR   Common     92857T107        1,111     20,000           X                        20,000
Wal-Mart Stores Inc         Common     931142103          794     14,300                    X       1                  14,300
Washington Mutual Inc       Common     939322103          551     20,800                    X       2                  20,800
Waste Management Inc.       Common     94106L109          513     37,500                    X       2                  37,500
Waters Corp                 Common     941848103          686      7,200                    X       1                   7,200
Wells Fargo Company         Common     949746101          737     18,000           X                        18,000
Whirlpool Corporation       Common     963320106        1,049     17,900                    X       2                  17,900
Xerox Corp                  Common     984121103          208      8,000                    X       2                   8,000
Daimler Chrysler AG         Common     D1668R123          612      9,352           X                         9,352
Amdocs Ltd                  Common     G02602103          236      3,200                    X       1                   3,200

                                          139                           93,329
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